Secured Loan Payable (Details) - USD ($)		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Debt Instrument [Line Items]
Secured loans		$ 63,319,158	$ 79,213,679
Hangzhou Jingyuan Investment Management Co., Ltd [Member]
Debt Instrument [Line Items]
Secured loans		48,785,461		$ 64,702,803
From October 29, 2016 to October 28, 2017 [Member] | Fixed annual rate of 11.0% [Member] | China Great Wall Assets Management Co. Ltd. (China Great Wall) [Member]
Debt Instrument [Line Items]
Secured loans		14,533,697	14,510,876
From January 25, 2019 to July 25, 2019 [Member] | Fixed annual rate of 6.27% [Member] | Hangzhou Jingyuan Investment Management Co., Ltd [Member]
Debt Instrument [Line Items]
Secured loans	[1]	43,688,472
From December 12, 2018 to December 12, 2019 [Member] | Fixed annual rate of 6.0% [Member] | Hangzhou Jingyuan Investment Management Co., Ltd [Member]
Debt Instrument [Line Items]
Secured loans		5,096,989	5,088,985
From December 28, 2018 to February 27, 2019 [Member] | Fixed annual rate of 1.29% [Member] | Hangzhou Jingyuan Investment Management Co., Ltd ("Hangzhou Jingyuan) [Member]
Debt Instrument [Line Items]
Secured loans	[2]		50,889,845
From December 29, 2018 to June 28, 2019 [Member] | Fixed annual rate of 6.0% [Member] | Hangzhou Jingyuan Investment Management Co., Ltd [Member]
Debt Instrument [Line Items]
Secured loans			$ 8,723,973

[1]	The loan was repaid in the month of July 2019.
[2]	The loan was repaid in the month of January 2019.